Related Party Transactions - Schedule of Related Party Balances (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Wenzao Huang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 280,541	$ 162,034
Lihui Xu [Member]
Related Party Transaction [Line Items]
Due to related parties	1,330	24,734
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	281,871	186,768
Due from related parties	12,656	1,030
Xiaolong Chen [Member]
Related Party Transaction [Line Items]
Due from related parties	5,807
Yunjun Huang [Member]
Related Party Transaction [Line Items]
Due from related parties	2,173
Lianken [Member]
Related Party Transaction [Line Items]
Due from related parties	1,169	258
Tianhua [Member]
Related Party Transaction [Line Items]
Due from related parties	1,169	258
Xingcan [Member]
Related Party Transaction [Line Items]
Due from related parties	1,169	257
Weibo [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,169	$ 257